Revenues - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 7,596,412	$ 1,164,201	¥ 13,207,315	¥ 9,053,266
Revenue recognized that was included in deferred revenue	25,545		153,467	44,843
Unbilled receivables	51,825		62,529		$ 7,943
Deferred revenue	81,636		107,181		$ 12,511
Chemical trading | Direct sales model
Disaggregation of Revenue [Line Items]
Net revenues	7,587,004	1,162,759	13,167,719	9,045,458
Chemical trading | Market place model
Disaggregation of Revenue [Line Items]
Net revenues	107	16	26,513	4,387
Online membership service
Disaggregation of Revenue [Line Items]
Net revenues	8,740	1,339	10,650	¥ 3,421
Financial service
Disaggregation of Revenue [Line Items]
Net revenues	465	71	917
Others
Disaggregation of Revenue [Line Items]
Net revenues	¥ 96	$ 16	¥ 1,516